JPMorgan Investor Growth Fund Expense Example - A C I Shares [Member] - JPMorgan Investor Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 544
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,596
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,633
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906